6. Accounts receivable, net (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Accounts receivable | $		$ 4,393		$ 4,500
ZHEJIANG TIANLAN
Accounts receivable	¥ 165,100		¥ 207,907
Current
Accounts receivable | $		1,789		2,762
30 - 59 days past due
Accounts receivable | $		1,072		633
60 - 89 days past due
Accounts receivable | $		852		635
Greater than 90 days past due
Accounts receivable | $		$ 680		$ 470
Within 1 year | ZHEJIANG TIANLAN
Accounts receivable	118,476		150,345
1 year – 2 years | ZHEJIANG TIANLAN
Accounts receivable	31,340		44,393
2 years – 3 years | ZHEJIANG TIANLAN
Accounts receivable	9,387		8,588
3 years – 4 years | ZHEJIANG TIANLAN
Accounts receivable	4,593		3,881
4 years – 5 years | ZHEJIANG TIANLAN
Accounts receivable	240		700
Greater than 5 years | ZHEJIANG TIANLAN
Accounts receivable	¥ 1,064		¥ 0